Equity	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Equity [Abstract]
Equity
Equity
As of March 31, 2014, our sponsor owned 13,640,351 subordinated units and 3,750,000 Class B units, representing a 47.2% ownership interest in the limited partner units and a 100% ownership interest in the Class B units of the Partnership. In addition, our sponsor is the owner of our General Partner.
Long-Term Incentive Plan
On August 21, 2012, Hi-Crush GP adopted the Hi-Crush Partners LP Long Term Incentive Plan (the “Plan”) for employees, consultants and directors of Hi-Crush GP and those of its affiliates, including our sponsor, who perform services for the Partnership. The Plan consists of restricted units, unit options, phantom units, unit payments, unit appreciation rights, other equity-based awards, distribution equivalent rights, and performance awards. The Plan limits the number of common units that may be issued pursuant to awards under the Plan to 1,364,035 units. Common units withheld to satisfy exercise prices or tax withholding obligations are available for delivery pursuant to other awards. The Plan is administered by Hi-Crush GP’s Board of Directors or a committee thereof.
The Partnership issued 4,149 and 5,522 common units to its independent directors during the three months ended March 31, 2014 and March 31, 2013, respectively. During the three months ended March 31, 2014, the Partnership issued 7,022 common units to its employees. In connection with these issuances, the Partnership recognized general and administrative expense of $83 and $100 during the three months ended March 31, 2014 and March 31, 2013, respectively.
Class B Units
On January 31, 2013, the Partnership issued 3,750,000 subordinated Class B units and paid $37,500 in cash to our sponsor in return for 100,000 preferred equity units in our sponsor’s Augusta facility. Our sponsor does not receive distributions on the Class B units until converted into common units of the Partnership. The Class B units are eligible for conversion into common units once the Partnership has, for two consecutive quarters, (i) generated operating surplus at least equal to $2.31 per common unit, subordinated unit and Class B unit on an annualized basis and (ii) paid $2.10 per unit in annualized distributions on each common and subordinated unit, or 110% of the current minimum quarterly distribution for a period of two consecutive quarters, and our General Partner has determined, with the concurrence of the conflicts committee of the board of directors of our General Partner, that we are expected to maintain such performance for at least two succeeding quarters. Class B units do not have voting rights or rights to share in the Partnership’s periodic earnings, either through participation in its distributions or through an allocation of its undistributed earnings or losses.
Allocations of Net Income
Our partnership agreement contains provisions for the allocation of net income and loss to the unitholders (excluding Class B unitholders) and our General Partner. For purposes of maintaining partner capital accounts, the partnership agreement specifies that items of income and loss shall be allocated among the partners in accordance with their respective percentage ownership interest. Normal allocations according to percentage interests are made after giving effect, if any, to priority income allocations in an amount equal to incentive cash distributions allocated 100% to our sponsor.
Incentive Distribution Rights
Incentive distribution rights represent the right to receive increasing percentages (ranging from 15.0% to 50.0%) of quarterly distributions from operating surplus after minimum quarterly distribution and target distribution levels exceed $0.54625 per unit per quarter. Our sponsor currently holds the incentive distribution rights, but it may transfer these rights at any time.

Distributions
Our partnership agreement sets forth the calculation to be used to determine the amount of cash distributions that our common and subordinated unitholders and our sponsor will receive.
Our distributions have been as follows:

Declaration Date	Amount Declared Per Unit (a)	Record Date	Date Paid	Amount Paid
January 17, 2013	$0.4750	February 1, 2013	February 15, 2013	$12,961
April 16, 2013	$0.4750	May 1, 2013	May 15, 2013	$12,961
July 17, 2013	$0.4750	August 1, 2013	August 15, 2013	$13,711
October 17, 2013	$0.4900	November 1, 2013	November 15, 2013	$14,144
January 15, 2014	$0.5100	January 31, 2014	February 14, 2014	$14,726
April 16, 2014	$0.5250	May 1, 2014	May 15, 2014	$17,391

(a)	For all common and subordinated units, no distributions were declared for our holders of incentive distribution rights or the holders of our Class B units.
For purposes of calculating the Partnership’s earnings per unit under the two-class method, common units are treated as participating preferred units, and the subordinated units are treated as the residual equity interest, or common equity. Incentive distribution rights are treated as participating securities. As the Class B units do not have rights to share in the Partnership’s periodic earnings, whether through participation in its distributions or through an allocation of its undistributed earnings or losses, they are not participating securities in their current form. In addition, the conversion of the Class B units into common units is fully contingent upon the satisfaction of defined criteria pertaining to the cumulative payment of distributions and earnings per unit of the Partnership as described in this Note 10. Therefore, it is possible that the Class B units may never be converted into common units. As such, until all of the defined payment and earnings criteria are satisfied, the Class B units will not be included in our calculation of either basic or diluted earnings per unit.
Distributions made in future periods based on the current period calculation of cash available for distribution are allocated to each class of equity that will receive such distributions. Any unpaid cumulative distributions are allocated to the appropriate class of equity.
Each period the Partnership determines the amount of cash available for distributions in accordance with the partnership agreement. The amount to be distributed to common unitholders, subordinated unitholders and incentive distribution rights holders is based on the distribution waterfall in the partnership agreement. Net earnings for the period are allocated to each class of partnership interest based on the distributions to be made. Additionally, if, during the subordination period, the Partnership does not have enough cash available to make the required minimum distribution to the common unit holders, the Partnership will allocate net earnings to the common unit holders based on the amount of distributions in arrears. When actual cash distributions are made based on distributions in arrears, those cash distributions will not be allocated to the common unitholders, as such earnings were allocated in previous periods.
Net income attributable to our limited partner unitholders is as follows during the three months ended March 31, 2014 (in thousands, except per unit amounts):

	Common Unitholders	Subordinated Unitholders
Subsequent distributions declared (See Note 16)	10,230	7,161
Undistributed earnings (deficit)	(539)	1,520
Limited partners’ interest in net income	$9,691	$8,681
Subsequent distributions declared (per unit)	$0.5250	$0.5250

During the three months ended March 31, 2014, no net income was attributable to our Class B units or the holders of incentive distribution rights.
Recasted Augusta Equity Transactions
During the three months ended March 31, 2014, the sponsor provided $492 of management services and other expenses paid on behalf of Augusta. Such costs are recognized as non-cash capital contributions by the non-controlling interest in the accompanying financial statements.

Equity
On January 30, 2013, the Partnership issued 2,761 common units to each of its independent directors, valued in the aggregate at $100 and reflected as general and administrative expense in the accompanying financial statements. In January 2014, the Partnership issued 4,149 common units to the independent directors of the General Partner and 4,366 common units to certain employees.
On June 10, 2013, the Partnership issued 1,578,947 common units to certain former members of D&I, representing the non-cash portion of the purchase price for the acquisition (See Note 5 – Business Combination – Acquisition Accounting).
As of December 31, 2013, our sponsor owned all 13,640,351 subordinated units and 3,750,000 Class B units, representing a 47.3% ownership interest in the limited partner units and 100% ownership of the Class B units of the Partnership. In addition, the sponsor is the owner of our General Partner.
Subordinated Class B Units
On January 31, 2013, the Partnership issued 3,750,000 subordinated Class B units and paid $37,500 in cash to the sponsor in return for 100,000 preferred equity units in the sponsor’s Augusta facility. Our sponsor will not receive distributions on the Class B units until converted into common units of the Partnership. The Class B units are eligible for conversion into common units once we have, for two consecutive quarters, (i) earned $2.31 per common unit, subordinated unit and Class B unit on an annualized basis and (ii) paid $2.10 per unit in annualized distributions on each common and subordinated unit, or 110% of the current minimum quarterly distribution for a period of two consecutive quarters, and our General Partner has determined, with the concurrence of the conflicts committee of the board of directors of our General Partner, that we are expected to maintain such performance for at least two succeeding quarters.
Allocations of Net Income
Our partnership agreement contains provisions for the allocation of net income and loss to the unitholders and the General Partner. For purposes of maintaining partner capital accounts, the partnership agreement specifies that items of income and loss shall be allocated among the partners in accordance with their respective percentage ownership interest. Normal allocations according to percentage interests are made after giving effect, if any, to priority income allocations in an amount equal to incentive cash distributions allocated 100% to the General Partner.
Incentive Distribution Rights
Incentive distribution rights represent the right to receive increasing percentages (ranging from 15.0% to 50.0%) of quarterly distributions from operating surplus after minimum quarterly distribution and target distribution levels exceed $0.54625 per unit, per quarter. Our sponsor currently holds the incentive distribution rights, but may transfer these rights at any time.
Distributions
Our partnership agreement sets forth the calculation to be used to determine the amount of cash distributions that our common and subordinated unitholders and sponsor will receive.
Our distributions have been as follows:

Declaration Date	Amount Declared Per Unit (a)		Record Date	Date Paid	Amount Paid
October 19, 2012	$0.2375	(b)	November 1, 2012	November 15, 2012	$6,480
January 17, 2013	$0.4750		February 1, 2013	February 15, 2013	$12,961
April 16, 2013	$0.4750		May 1, 2013	May 15, 2013	$12,961
July 17, 2013	$0.4750		August 1, 2013	August 15, 2013	$13,711
October 17, 2013	$0.4900		November 1, 2013	November 15, 2013	$14,144
January 15, 2014	$0.5100		January 31, 2014	February 14, 2014	$14,726
(a) For all common and subordinated units. No distributions were declared for our holders of incentive distribution rights or the holders of our Class B units.
(b) Represents a pro rata distribution of our minimum quarterly distribution for the period from August 16, 2012 through September 30, 2012.

For purposes of calculating the Partnership’s earnings per unit under the two-class method, common units are treated as participating preferred units, and the subordinated units are treated as the residual equity interest, or common equity. Incentive distribution rights are treated as participating securities.
Distributions made in future periods based on the current period calculation of cash available for distribution is allocated to each class of equity that will receive the distribution. Any unpaid cumulative distributions are allocated to the appropriate class of equity.
Each period the Partnership determines the amount of cash available for distributions in accordance with the partnership agreement. The amount to be distributed to common unitholders, subordinated unitholders and incentive distribution rights holders is based on the distribution waterfall in the partnership agreement. Net earnings for the period are allocated to each class of partnership interest based on the distributions to be made. Additionally, if, during the subordination period, the Partnership does not have enough cash available to make the required minimum distribution to the common unit holders, the Partnership will allocate net earnings to the common unit holders based on the amount of distributions in arrears. When actual cash distributions are made based on distributions in arrears, those cash distributions will not be allocated to the common unit holders, as such earnings were allocated in previous periods.
Net income attributable to our limited partner unitholders is as follows during the year ended December 31, 2013 (in thousands, except per unit amounts):

	Common Unitholders	Subordinated Unitholders
Distributions during the period	$21,174	$19,642
Subsequent distributions declared (See Note 18)	7,769	6,957
Undistributed earnings	2,010	2,218
Limited partners’ interest in net income	30,953	28,817
Subsequent distributions declared (per unit)	$0.5100	$0.5100

During the year ended December 31, 2013 and the period from August 16 through December 31, 2012, no net income was attributable to our incentive distribution rights holders.
Recasted Augusta Equity Transactions
As of August 16, 2012, the Partnership recognized a capital contribution of $1,035 equal to Augusta's net assets at inception of common control. This capital contribution was allocated 98.0% to the Partnership's unit holders and 2.0% to non-controlling interest for purposes of recasting the historical financial information to include Augusta.
During the year ended December 31, 2013, the sponsor provided $1,424 of management services and other expenses paid on behalf of Augusta. Such costs are recognized as non-cash capital contributions by the non-controlling interest in the accompanying financial statements.
On January 31, 2013, Augusta converted $38,172 of certain payables owed to the sponsor into capital and paid a cash distribution of $4,637 to the sponsor. Such transactions are recognized within the non-controlling interest section of the accompanying Statement of Partners' Capital.